Taxation - Schedule of Operating Loss Carried Forwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Operating Loss Carried Forwards [Line Items]
Total operating loss carried forwards	$ 44,150
2025 [Member]
Schedule of Operating Loss Carried Forwards [Line Items]
Total operating loss carried forwards
2026 [Member]
Schedule of Operating Loss Carried Forwards [Line Items]
Total operating loss carried forwards
2027 [Member]
Schedule of Operating Loss Carried Forwards [Line Items]
Total operating loss carried forwards
2028 [Member]
Schedule of Operating Loss Carried Forwards [Line Items]
Total operating loss carried forwards
2029 and thereafter [Member]
Schedule of Operating Loss Carried Forwards [Line Items]
Total operating loss carried forwards	$ 44,150